Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0000093410
Registrant Name	CHEVRON CORP
Registration File Number	333-283053
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES